Fees Summary	Feb. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 498,365,000
Previously Paid Amount	0
Total Fee Amount	76,299.69
Total Offset Amount	$ 0
Narrative Disclosure
Narrative Disclosure
The maximum aggregate amount of the securities to which the prospectus relates is $500,000,000.00. The maximum aggregate offering price of the securities to which the prospectus relates is $498,365,000.00. The prospectus is a final prospectus for the related offering.

Net Fee	$ 76,299.69
Narrative - Max Aggregate Offering Price	$ 498,365,000
Narrative - Max Aggregate Offering Amount	500,000,000
Final Prospectus	true